Note 2 - Investments (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Note 2 - Investments (Details) [Line Items]
Restricted Cash and Investments			$ 23,951,372	$ 25,209,390
Mortgage Loans, Commercial Percentage			41.90%	79.60%
Mortgage Loans, Residential Percentage			58.10%	20.40%
Maximum Loan to Value Ratio Required			80.00%
Minimum Debt Service Coverage Required			115.00%
Residential Mortgages Purchased Through the Secondary Market			14,010,000	2,116,000
Real Estate Investment Property, at Cost			1,123,089	1,111,679
Real Estate Investment Property, Accumulated Depreciation			561,459	536,565
Market Indexed Note		3,000,000
Market Indexed Note, Interest Rate		1.00%
Market Indexed Note, Term		6 years
Market Indexed Note, Participation		110.00%
Derivative Cost Basis		645,000
Percent of Total Value		21.50%
Proceeds from Sale of Market Indexed Note	3,918,083
Gain (Loss) on Sale of Market Index Note	918,083
Fixed Maturities [Member]
Note 2 - Investments (Details) [Line Items]
Minimum Fair Value to Cost Ratio			86.00%	84.00%
Equity Securities [Member]
Note 2 - Investments (Details) [Line Items]
Minimum Fair Value to Cost Ratio			78.00%	70.00%
Building [Member]
Note 2 - Investments (Details) [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property			$ 14,006